Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]	Basis of Presentation The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Geographical Risk [Policy Text Block]

Geographical Risk

The Company’s operations, if a Business Combination is consummated outside the United States, will be subject to local government regulations and to the uncertainties of the economic and political conditions of those areas.

Fair Value Measurement, Policy [Policy Text Block]

Fair Value

The Company measures fair value in accordance with generally accepted accounting principles. Fair value measurements are applied under other accounting pronouncements that require or permit fair value measurements. Financial instruments included in the Company’s balance sheets consist of cash and cash equivalents, investments held in trust, prepaid expenses, accrued expenses, and due to related parties.

Investments Held In Trust [Policy Text Block]

Investments Held in Trust

Investment securities consist of United States Treasury securities. The Company classifies its securities as held-to-maturity in accordance with FASB Accounting Standards Codification (“ASC”) 320 “Investments - Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost and adjusted for the amortization or accretion of premiums or discounts.

Premiums and discounts are amortized or accreted over the life of the related held-to-maturity security as an adjustment to yield using the effective-interest method. Such amortization and accretion is included in the “interest income” line item in the statements of operations. Interest income is recognized when earned.

Income Tax, Policy [Policy Text Block]

Income Taxes

The Company was incorporated as a Cayman Island exempted company and therefore the Company is not currently subject to income tax. Upon consummation of an acquisition as contemplated, the Company may be subject to income tax depending on the jurisdiction and nature of the merged entity’s operations.

Redeemable Common Stock [Policy Text Block]

Redeemable Common Stock

The Company accounts for redeemable common stock in accordance with ASC 480-10-S99 “Classification and Measurement of Redeemable Securities,” which provides that securities that are redeemable for cash or other assets are classified outside of permanent equity if they are redeemable at the option of the holder. In addition, if the redemption causes a liquidation event, the redeemable securities should not be classified outside of permanent equity. Accordingly, 3,031,969 shares of common stock sold in the Offering are classified outside of permanent equity at redemption value. The Company recognizes changes in the redemption value in the period they occur and adjusts the carrying value of the redeemable common stock to equal its redemption value at the end of each reporting period.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Share-Based Compensation

Share-based compensation expense related to non-employee options is recognized in accordance with ASC 505-50 “Equity-Based Payments to Non-Employees” for equity instruments issued to other than employees for acquiring goods and/or services.

The Company estimates the fair value of option awards using the Black-Scholes option pricing model. Determining the fair value of awards under this model represents management’s best estimates, but these estimates involve inherent uncertainties and the application of management judgment.

Earnings Per Share, Policy [Policy Text Block]

Earnings per Share

Basic earnings per share is computed by dividing net income or loss by the weighted-average number of ordinary shares outstanding during the period. The 1,564,000 units issued to the Company’s Initial Shareholders were issued for $0.001 per share, which is considerably less than the Offering per-share price; such shares have been assumed to be retroactively outstanding for the period since inception. In March 2011, the Company’s Initial Shareholders forfeited, and the Company cancelled 156,400 units. On May 10, 2011, the Company’s initial shareholders further forfeited, and the Company cancelled an additional 165,592 units in connection with the partial exercise of the underwriters’ over-allotment option.

Potentially dilutive securities include:

	For the year ended December 31, 2012	For the year ended December 31, 2011
Warrants to purchase common stock	7,080,050	7,080,050
Options to purchase common stock	60,000	55,000
Total potential dilutive securities	7,140,050	7,135,050

The warrants and options are always excluded from the computation of fully diluted loss per share as their effect is anti-dilutive.

New Accounting Pronouncements, Policy [Policy Text Block]

Recent Accounting Pronouncements

The adoption of recently effective accounting standards FASB ASU No. 2011-11, 2011-10, 2011-04, 2010-29, 2010-13, 2010-09, 2010-06, 2010-05, 2010-04, did not have a material effect on the Company’s financial statements; nor does the Company believe that any other recently issued, but not yet effective, accounting standards will have a material effect on the Company’s financial position or results of operations when adopted.